Property and Equipment, Net (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 9,027,914	$ 6,284,893
Furniture, fixtures and equipment	6,756,800	4,217,114
Motor vehicles	1,168,695	1,053,463
Software	4,344,738	2,593,932
Property, Plant and Equipment, Gross, Total	21,298,147	14,149,402
Accumulated depreciation	(8,107,758)	(5,409,226)
Property Plant And Equipment Net Excluding Construction In Progress, Total	13,190,389	8,740,176
Construction in progress	1,662,177	672,137
Property and equipment, net	$ 14,852,566	$ 9,412,313